Black-Scholes Pricing Model Assumptions Used to Calculate Fair Market Value of Conversion Feature of Convertible Promissory Note (Details)	1 Months Ended		12 Months Ended		3 Months Ended	9 Months Ended
	Nov. 30, 2007	Aug. 31, 2007	Dec. 31, 2011	Dec. 31, 2007	Mar. 31, 2012 Convertible Notes Payable	Sep. 30, 2012 Convertible Notes Payable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Annual dividend yield	0.00%	0.00%	0.00%	0.00%
Expected life (years)	3 years	3 years	5 years	5 years	11 months 27 days	6 months
Risk-free interest rate	4.05%	4.05%	4.94%	4.05%	0.19%	0.17%
Expected volatility	118.00%	118.00%	113.00%	118.00%	119.00%	72.00%